UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution on March 27, 2006

Commission File Number of Issuing entity: 333-115371-13

Popular ABS Mortgage Pass-Through Trust 2006-A
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-115371

                              Popular ABS, Inc.
(Exact name of depositor as specified in its charter)

                      Equity One, Inc.
(Exact name of sponsor as specified in its charter)

                                            Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

                    52-2029487
(I.R.S. Employer Identification No.)

103 Springer Building, 3411 Silverside Road, Wilmington, Delaware 19803
(Address of principal executive offices)

                    (302) 478-6160
(Telephone number, including area code)

                                   (not applicable)
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (if Section 12(b))
Popular ABS, Inc., Mortgage Pass-Through Certificates, Series 2006-A	[ ]	[ ]	[ x ]	_________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No   * _

*the closing date for the transaction was January 31, 2006.

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On March 27, 2006, a distribution was made to the holders of the POPULAR ABS, INC., MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-A. The distribution report is attached as Exhibit 99.1 to this Report on Form 10-D.

PART II - OTHER INFORMATION

Item 9. Exhibits.

The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the Popular ABS, Inc., Mortgage Pass-Through Certificates, Series 2006-A, relating to the monthly distribution on March 27, 2006.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

POPULAR ABS, INC. (Depositor)

Date: March 30, 2006	By:	/s/ James H. Jenkins
James H. Jenkins, Executive Vice
President and Chief Financial Officer

Exhibit Index

Exhibit  Document

99.1	Monthly report distributed to holders of the Popular ABS, Inc., Mortgage Pass-Through Certificates, Series 2006-A, relating to the monthly distribution on March 27, 2006.